CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flows from operating activities:
Net loss	$ (805,266)	(4,996,358)	(49,899)	(1,729,473)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	266,018	1,650,533	293,141	185,730
Share-based compensation	684,903	4,249,548	261,173	225,039
Allowance for doubtful accounts	11,980	74,332	(107)	(2,406)
Loss from disposal of property, equipment and software	4,197	26,043	22,726	10,982
Non-cash marketing services contributed by certain shareholder			24,682
Deferred income tax	(672)	(4,169)	(40)	6,127
Investment losses/ (income)	(103)	(638)	309
Foreign exchange (gains)/losses	4,671	28,980	(92,761)	(13,762)
Changes in operating assets and liabilities:
Accounts receivable	(323,129)	(2,004,884)	(22,844)	(226,931)
Restricted cash	(111,127)	(689,499)	577,743	(628,358)
Inventories	(935,546)	(5,804,688)	(1,632,326)	(1,989,996)
Loan receivables	(20,297)	(125,935)
Advance to suppliers	(25,820)	(160,203)	(660,000)	58,651
Prepayments and other current assets	(195,129)	(1,210,697)	(59,684)	(30,292)
Amount due from related parties	(66,453)	(412,314)		1,500
Other non-current assets	(10,716)	(66,485)	(78,644)	(101,350)
Accounts payable	790,195	4,902,844	2,687,361	4,155,911
Advance from customers	420,823	2,611,035	1,158,745	604,053
Deferred revenues	(10,593)	(65,725)	103,258	44,252
Taxes payable	(6,868)	(42,615)	112,951	76,220
Accrued expenses and other current liabilities	481,658	2,988,499	928,920	754,298
Amount due to related parties	10,865	67,412	(4,885)	3,457
Net cash provided by operating activities	163,591	1,015,016	3,569,819	1,403,652
Cash flows from investing activities:
Purchase of short-term investments	(3,079,071)	(19,104,408)	(9,966,200)	(2,590,000)
Maturity of short-term investments	1,265,772	7,853,607	9,166,200	510,000
Changes of deposits for capital verification	87,838	545,000	(545,000)
Purchases of investment securities	(67,874)	(421,133)
Prepayments and investments in equity investees	(70,042)	(434,585)	(35,133)	(2,000)
Cash received from disposal of investment in equity investees			1,162
Purchase of property, equipment and software	(229,593)	(1,424,534)	(439,881)	(597,312)
Cash paid for construction in progress	(167,056)	(1,036,513)	(737,411)	(136,122)
Purchase of intangible assets	(2,891)	(17,935)	(10,237)	(45,300)
Purchase of land use rights	(68,189)	(423,084)	(104,552)	(369,001)
Cash (paid for)/received from business combination, net of cash acquired (Note 7)	203,129	1,260,337		(139,719)
Net cash used in investing activities	(2,127,977)	(13,203,248)	(2,671,052)	(3,369,454)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	2,812,051	17,447,653	2,720,076	1,571,431
Proceeds from exercise of Warrants-C				410,164
Proceeds from short-term bank loans	304,737	1,890,771	940,216	872,036
Repayment of short-term bank loans	(152,531)	(946,396)	(865,108)
Net cash provided by financing activities	2,964,257	18,392,028	2,795,184	2,853,631
Effect of exchange rate changes on cash and cash equivalents	(16,357)	(101,484)	(58,906)	688
Net increase in cash and cash equivalents	983,514	6,102,312	3,635,045	888,517
Cash and cash equivalents at beginning of year	1,742,633	10,812,339	7,177,294	6,288,777
Cash and cash equivalents at end of year	2,726,147	16,914,651	10,812,339	7,177,294
Supplemental disclosures of non-cash financing activities:
Conversion of preferred shares to ordinary shares	2,494,116	15,474,994	38,176
Issuance of ordinary shares in connection with Tencent Transactions, net	1,876,722	11,644,310
Certain time deposits pledged for short-term bank loan	$ 322,341	2,000,000